UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2002.

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      February 21, 2003
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 189929

List of Other Included Managers: NONE













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


                                                          FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

ABBOTT LABORATORIES            COMM STK         002824100   16738   414304   SH      SOLE        313904          0  100400
AEROPOSTALE                    COMM STK         007865108      89     5800   SH      SOLE             0          0    5800
AGILENT TECH INC               COMM STK         00846U101    8205   628229   SH      SOLE         48229          0  580000
AMBAC FINANCIAL GROUP INC      COMM STK         023139108   10563   196003   SH      SOLE         35203          0  160800
AMYLIN PHARMACEUTICALS         COMM STK         032346108    6000   361000   SH      SOLE        118000          0  243000
BUSINESS OBJECTS S.A.          ADR              12328X107     246    23200   SH      SOLE         14200          0    9000
CATAPULT COMMUNICATIONS        COMM STK         149016107    2194   225000   SH      SOLE             0          0  225000
CRANE CO                       COMM STK         224399105    5412   273906   SH      SOLE         52006          0  221900
EDUCATION MANAGEMENT CO        COMM STK         28139T101    3165    71500   SH      SOLE         24000          0   47500
EON LABS                       COMM STK         29412E100     595    27560   SH      SOLE             0          0   27560
EXAR CORP                      COMM STK         300645108    3333   288600   SH      SOLE         33800          0  254800
GILEAD SCIENCES INC            COMM STK         375558103    6726   200600   SH      SOLE             0          0  200600
GRIFFON CORPORATION            COMM STK         398433102    2663   250000   SH      SOLE             0          0  250000
GUIDANT CORP                   COMM STK         401698105    8078   250000   SH      SOLE             0          0  250000
INTEL CORP                     COMM STK         458140100   22502  1620000   SH      SOLE             0          0 1620000
LIBERTY MEDIA CORP             COMM STK         530718105    8235  1146900   SH      SOLE        407000          0  739200
LIGAND PHARMACEUTICALS         COMM STK         53220K207     377    55420   SH      SOLE          5420          0   50000
MINERALS TECHNOLOGIES          COMM STK         603158106    4852   130900   SH      SOLE         29000          0  101900
NEXTEL COMMUNICATIONS          COMM STK         65332V103    8011  1061013   SH      SOLE        544513          0  516500
PROGENICS PHARMACEUTICALS      COMM STK         743187106      67    13400   SH      SOLE          2800          0   10600
RESOURCES CONNECTION           COMM STK         76122Q105    2957   205200   SH      SOLE           100          0  205100
ROPER INDUSTRIES               COMM STK         776696106    6362   184400   SH      SOLE        169900          0   14500
SBS TECHNOLOGIES               COMM STK         78387P103    1343   187500   SH      SOLE          3600          0  183900


SCHERING-PLOUGH CORP           COMM STK         806605101   16644   780664   SH      SOLE        514164          0  266500
TELLABS INC                    COMM STK         879664100    6051  1486686   SH      SOLE        136686          0 1350000
TRAVELERS PROPERTY CASUALTY    COMM STK         89420G109   19002  1439572   SH      SOLE        849551          0  590021
UNITED THERAPEUTICS CORP       COMM STK         91307C102    4463   271280   SH      SOLE         87910          0  183370
WACHOVIA CORPORATION           COMM STK         929903102    2942    90000   SH      SOLE             0          0   90000
NABORS INDUSTRIES LTD          COMM STK         G6359F103    5308   162080   SH      SOLE          2180          0  159900
SCOTTISH ANNUITY & LIFE        COMM STK         G7885T104    6806   399200   SH      SOLE        134200          0  265000
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